Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,294,903.99

Principal:
Principal Collections	$19,227,321.30
Prepayments in Full	$11,730,661.43
Liquidation Proceeds	$234,191.19
Recoveries	$128,633.31
Sub Total	$31,320,807.23
Collections	$32,615,711.22

Purchase Amounts:
Purchase Amounts Related to Principal	$65,960.50
Purchase Amounts Related to Interest	$444.33
Sub Total	$66,404.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,682,116.05

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,682,116.05
Servicing Fee	$632,439.58	$632,439.58	$0.00	$0.00	$32,049,676.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,049,676.47
Interest - Class A-2 Notes	$9,790.18	$9,790.18	$0.00	$0.00	$32,039,886.29
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$31,895,094.79
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$31,837,724.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,837,724.04
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$31,811,739.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,811,739.62
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$31,788,928.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,788,928.95
Regular Principal Payment	$28,477,076.23	$28,477,076.23	$0.00	$0.00	$3,311,852.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,311,852.72
Residual Released to Depositor	$0.00	$3,311,852.72	$0.00	$0.00	$0.00

Total		$32,682,116.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,477,076.23
Total					$28,477,076.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,477,076.23	$58.56	$9,790.18	$0.02	$28,486,866.41	$58.58
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$28,477,076.23	$21.64	$260,747.52	$0.20	$28,737,823.75	$21.84

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$46,992,843.51	0.0966394	$18,515,767.28	0.0380771
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$671,552,843.51	0.5103761	$643,075,767.28	0.4887337

Pool Information
Weighted Average APR	2.027%	2.017%
Weighted Average Remaining Term	45.60	44.75
Number of Receivables Outstanding	29,642	29,008
Pool Balance	$758,927,495.24	$727,503,913.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$699,384,337.35	$670,435,907.40
Pool Factor	0.5308751	0.5088941

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$57,068,006.36
Targeted Overcollateralization Amount	$84,428,146.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,428,146.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		41	$165,447.06
(Recoveries)		18	$128,633.31
Net Loss for Current Collection Period			$36,813.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0582%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2414%
Second Prior Collection Period			0.2260%
Prior Collection Period			0.3040%
Current Collection Period			0.0594%
Four Month Average (Current and Prior Three Collection Periods)			0.2077%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		926	$2,418,302.31
(Cumulative Recoveries)			$372,945.24
Cumulative Net Loss for All Collection Periods			$2,045,357.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1431%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,611.56
Average Net Loss for Receivables that have experienced a Realized Loss			$2,208.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.91%	217	$6,584,186.32
61-90 Days Delinquent	0.11%	23	$782,100.51
91-120 Days Delinquent	0.02%	5	$152,970.85
Over 120 Days Delinquent	0.01%	2	$76,345.41
Total Delinquent Receivables	1.04%	247	$7,595,603.09

Repossession Inventory:
Repossessed in the Current Collection Period		16	$405,543.15
Total Repossessed Inventory		21	$579,321.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0793%
Prior Collection Period			0.1248%
Current Collection Period			0.1034%
Three Month Average			0.1025%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1390%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	19

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$2,438,754.87
2 Months Extended	103	$3,401,000.11
3+ Months Extended	6	$246,358.79

Total Receivables Extended	196	$6,086,113.77

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer